Cover	Mar. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2022
Entity Registrant Name	HCI GROUP, INC.
Entity Central Index Key	0001400810
Entity Emerging Growth Company	false
Entity File Number	01-34126
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	20-5961396
Entity Address, Address Line One	3802 Coconut Palm Drive
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33619
City Area Code	813
Local Phone Number	405-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol(s)	HCI
Name of each exchange on which registered	NYSE